Condensed Consolidated Statements Of Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Predecessor [Member] USD ($)	Predecessor Before Adjustments [Member] USD ($)	Successor [Member] USD ($)	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Predecessor Before Adjustments [Member] USD ($)	Common Stock [Member] Successor [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor Before Adjustments [Member] USD ($)	Additional Paid-In Capital [Member] Successor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Successor [Member] USD ($)	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] Predecessor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor Before Adjustments [Member] USD ($)	Non-Controlling Interest [Member] Successor [Member] USD ($)
Balance at Dec. 31, 2008	$ 214,541								$ 48,867				$ 122,258			$ 43,416
Balance (in shares) at Dec. 31, 2008					1,000
Net (loss) income	(20,953)												(20,525)			(428)
Cancellation of consolidated land banking arrangement determined to be a variable interest entity	(27,684)															(27,684)
Cash distributions to / from members of consolidated entities, net	(7,705)															(7,705)
Balance at Dec. 31, 2009	158,199								48,867				101,733			7,599
Balance (in shares) at Dec. 31, 2009					1,000
Net (loss) income	(135,455)												(136,786)			1,331
Cash distributions to / from members of consolidated entities, net	2,633															2,633
Balance at Dec. 31, 2010	25,377								48,867				(35,053)			11,563
Balance (in shares) at Dec. 31, 2010					1,000
Net (loss) income		(61,972)
Balance at Sep. 30, 2011
Balance at Dec. 31, 2010	25,377								48,867				(35,053)			11,563
Balance (in shares) at Dec. 31, 2010					1,000
Net (loss) income	(192,898)												(193,330)			432
Cash distributions to / from members of consolidated entities, net	(2,349)															(2,349)
Balance at Dec. 31, 2011	(169,870)	(169,870)							48,867	48,867			(228,383)	(228,383)		9,646	9,646
Balance (in shares) at Dec. 31, 2011					1,000	1,000
Net (loss) income		228,497												(7,201)			114
Cash distributions to / from members of consolidated entities, net		(72)															(72)
Issuance of common stock (in shares)							92,368,000
Issuance of common stock			44,115				924				43,191
Cancellation of predecessor common stock						(1,000)
Plan of reorganization and fresh start valuation adjustments		185,129												186,717			(1,588)
Elimination of predecessor accumulated deficit										(48,867)				48,867
Balance at Feb. 24, 2012		(177,029)	8,100	52,215				924		48,867		43,191		(235,584)			9,688	8,100	8,100
Balance (in shares) at Feb. 24, 2012						1,000		92,368,000
Net (loss) income				(5,573)											(7,611)				2,038
Cash distributions to / from members of consolidated entities, net				1,648															1,648
Issuance of common stock (in shares)								10,000,000
Issuance of common stock				10,500				100				10,400
Preferred stock dividends				(1,798)											(1,798)
Balance at Sep. 30, 2012				56,992				1,024				53,591			(9,409)				11,786
Balance (in shares) at Sep. 30, 2012								102,368,000
Balance at Jun. 28, 2012
Net (loss) income				466
Preferred stock dividends				(755)
Balance at Sep. 30, 2012				$ 56,992